Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended				7 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2021 shares	Feb. 28, 2022 USD ($)	Apr. 01, 2023	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 25, 2019	Jul. 31, 2020	Nov. 15, 2018 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Document accounting standard									U.S. GAAP
Prior Period Reclassification Adjustment									$ 3,230,000
Allowances of doubtful accounts									0	$ 0
Capitalized interest									$ 0	0	$ 0
Property, Plant and Equipment, Depreciation Methods									straight-line
Property, Plant and Equipment, Useful Life									30 years
Estimated residual scrap value of vessels per lightweight ton (LWT)									$ 400
Period Between Scheduled Drydockings									5 years
Future charter rate assumptions									The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.
Vessel impairment charges									$ 3,033,000	0	8,497,000
Total aggregate carrying amount									1,623,307,000	1,682,816,000
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), before Reclassification, after Tax									31,221,000	227,000	0
Amortization of interest rate cap premium									1,123,000	0	0
Unrealized gain on the interest rate caps									1,091,000	(0)	(0)
Charter revenue									604,487,000	402,524,000	282,272,000
Other current assets									33,765,000	25,224,000
Other Assets, Noncurrent									$ 31,022,000	$ 14,010,000
Number of failed sale and leaseback transactions										6
Number of banks holding deposits									9	10
Number of Reportable Segments									1
Derivative, Gain (Loss) on Derivative, Net									$ 9,685,000	$ 0	0
Derivative, Description of Hedged Item									the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged
Interest Rate Caps [Member]
Derivative, Notional Amount		$ 507,900,000								$ 484,100,000
Number of interest rate caps		2
Derivative, Cap Interest Rate		0.75%								0.75%
Derivative, Maturity Date		fourth quarter 2026
Derivative Asset									$ 63,503,000	$ 7,227,000
Second Interest Rate Caps [Member]
Derivative, Gain (Loss) on Derivative, Net									$ 9,685,000	$ 0	0
Two Vessel groups [Member]
Vessel impairment charges											8,497,000
Total aggregate carrying amount											$ 15,585,000
UNITED KINGDOM
Number of subsidiaries									1	1	1
Effective Income Tax Rate Reconciliation, Percent			25.00%						19.00%	19.00%	19.00%
Charters Revenues [Member]
Charter revenue									$ 10,899,000	$ 15,869,000
Other current assets									6,487,000	2,866,000	$ 0
Other Assets, Noncurrent									$ 21,144,000	$ 14,010,000	0
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument, Interest Rate, Stated Percentage									9.875%	9.875%
One Vessel Group [Member]
Vessel impairment charges									$ 3,033,000
Number of vessels recognized with impairment charge									1
Total aggregate carrying amount									$ 9,033,000
Fair value of property, plant and equipment									$ 6,000,000
GSL Matisse And Utrillo [Member]
Vessel impairment charges				$ 912,000	$ 7,585,000						$ 8,497,000
Number of vessels sold							2
GSL Matisse [Member]
Capacity in TEUs							2,200
Date of vessel sale							July 3, 2020
Utrillo [Member]
Capacity in TEUs							2,200
Date of vessel sale							July 20, 2020
Series B Preferred Stock [Member]
Preferred shares dividend rate percentage									8.75%
Series C Preferred Stock [Member]
Series C Preferred issues | shares | shares								250,000
Series C Preferred Stock [Member] | Kelso [Member]
Conversion of stock shares converted | shares | shares	250,000
Reverse Stock Split [Member] | Common Stock [Member]
Stockholders' Equity, Reverse Stock Split						On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight. The Class A common shares per share amounts disclosed in the consolidated financial statements and notes give effect to the reverse stock split retroactively, for all years presented.
Stockholders' Equity Note, Stock Split, Conversion Ratio						8